Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Non-Current Financial Asset (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Non-Current Financial Asset [Line Items]
Significant unobservable input	Volatility 2025: 36% (2024: 50%)
Relationship of significant unobservable inputs to fair value	A significant increase in volatility would result in a significant decrease in fair value, and vice versa
Sensitivity of fair value to the input	A 10% increase in volatility would result in decrease in fair value of non-current financial asset by US$6,240 (2024: US$6,060) and a 10% decrease in volatility would result in increase in fair value of non-current financial asset by US$5,666 (2024: US$6,060).
Unlisted Equity Investments [Member]
Schedule of Non-Current Financial Asset [Line Items]
Valuation technique	Valuation multiples
Significant unobservable input	Average EV/S multiple of peers 2025: 3.82x (2024: 4.82x)
Relationship of significant unobservable inputs to fair value	A significant increase in average EV/S multiple of peers would result in a significant increase in fair value, and vice versa
Sensitivity of fair value to the input	A 10% increase of average EV/S would result in increase in fair value of non-current financial asset by US$36,418 (2024: US$45,797) and a 10% decrease of average EV/S would result in decrease in fair value of non-current financial asset by US$39,998 (2024: US$45,797).